TAXATION	12 Months Ended
Mar. 31, 2025
Income taxes [Abstract]
TAXATION	TAXATION
(i) Reconciliation of income taxes: Income tax expense differs from the amounts that would be obtained by applying the combined Canadian basic federal and provincial income tax rate to income before income taxes. These differences result from the following items:

Years ended	Note	March 31 2025	March 31 2024
Income (loss) before income taxes and non-controlling interest		$(82,938)	$246,687
Combined Canadian basic federal and provincial income tax rate		26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate		$(21,979)	$65,372

Increase (decrease) in income taxes resulting from:
Adjustments in respect of current income tax of previous periods		3,309	603
Non-taxable items net of non-deductible items		(3,848)	(14,391)
Unrecognized assets		(31,343)	12,001
Income taxed at different rates and statutory rate changes		(462)	(8,843)
Manufacturing and processing allowance and all other items		(637)	(2,236)
At the effective income tax rate of 66.3% (March 31, 2024 – 21%)		$(54,960)	$52,506

Income tax expense (recovery) reported in the consolidated statements of income (loss):
Current tax expense		$29,586	$82,421
Deferred tax recovery		(84,546)	(29,915)
		$(54,960)	$52,506

Deferred tax related to items charged or credited directly to equity and goodwill:
Gain (loss) on revaluation of cash flow hedges		$6,524	$(2,212)
Opening deferred tax of acquired company	5	(15,160)	(10,963)
Other items recognized through equity		347	6,215
Income tax charged directly to equity and goodwill		$(8,289)	$(6,960)
Components of deferred income tax assets and liabilities: Deferred income taxes are provided for the differences between accounting and tax bases of assets and liabilities. Deferred income tax assets and liabilities are comprised of the following:

As at	March 31 2025	March 31 2024
Accounting income not currently taxable	$53,612	$24,782
Intangible assets	(138,615)	(128,423)
Investment tax credits taxable in future years when utilized	(4,781)	(5,332)
Loss available for offset against future taxable income	63,446	9,537
Property, plant and equipment	21,197	19,001
Other	8,590	4,986
Net deferred income tax asset (liability)	$3,449	$(75,449)

Presented as:	March 31 2025	March 31 2024
Deferred income tax assets	$104,022	$5,904
Deferred income tax liabilities	(100,573)	(81,353)
Net deferred income tax asset (liability)	$3,449	$(75,449)

Recognized deferred income tax assets: The Company has determined that previously unrecognized deferred income tax assets qualify for recognition as of March 31, 2025 based on an expectation of future taxable profits in the related jurisdictions as a result of a legal entity consolidation.
Unrecognized deferred income tax assets: Deferred income tax assets have not been recognized in respect of the following item:

As at	March 31 2025	March 31 2024
Losses and other assets available for offset against future taxable income	$51,070	$67,908
Loss carryforwards: As at March 31, 2025, the Company has the following net operating loss carryforwards that are scheduled to expire in the following years:

As at	March 31, 2025
Years of expiry	Non-Canadian	Canadian
2026 - 2032	$9,175	$—
2033 - 2045	26,350	9,204
No expiry	187,917	—
	$223,442	$9,204

As at	March 31, 2024
Years of expiry	Non-Canadian	Canadian
2025 - 2031	$5,006	$6
2032 - 2044	16,720	5
No expiry	114,626	—
	$136,352	$11

At March 31, 2025, the Company has U.S. federal and state capital loss carryforwards of $566 (March 31, 2024 – $533) that do not expire, and Canadian capital loss carryforwards of $86,269 (March 31, 2024 - $89,433) that do not expire.
Investment tax credits: As at March 31, 2025, the Company has investment tax credits available to be applied against future taxes payable in Canada of approximately $26,140 and in foreign jurisdictions of approximately $15,970. The investment tax credits are scheduled to expire as follows:

Years of expiry	Gross ITC balance
2026 - 2030	$8,190
2031 - 2036	2,296
2037 - 2045	31,624
$42,110

The benefit of $30,168 (March 31, 2024 - $19,379) of these investment tax credits has been recognized in the consolidated financial statements. Unrecognized investment tax credits are scheduled to expire between 2041 and 2045.

(iii) The Company has determined that as of the reporting date, undistributed profits of its subsidiaries will not be distributed in the foreseeable future.

(iv) There are temporary differences of $113,654 associated with investments in subsidiaries for which no deferred income tax liability has been recognized (March 31, 2024 - $7,986).
(v) Pillar Two legislation became enacted in Canada and came into effect on April 1, 2024 for the Company. Pillar Two introduces a 15% global minimum tax on income earned in each jurisdiction where the Company operates. During the year ended March 31, 2025, the Company recognized income tax expense related to Pillar Two income taxes of $2,100 (March 31, 2024 - $nil) in the consolidated statement of income (loss), which was attributable to the Company's earnings in Hungary. The Company has applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
(vi) On June 20, 2024, Bill C-59 received Royal Assent, enacting a 2% tax on certain share buybacks. The impact of this tax is reflected in the consolidated financial statements (note 17).